LOANS RECEIVABLE, NET (Details Narrative)	12 Months Ended
Jun. 30, 2026 USD ($)
Short-Term Debt [Line Items]
Loans receivable	$ 37,882,540
Yufengyuan [Member]
Short-Term Debt [Line Items]
Repayment of loan	2,615,050
Youbiqi [Member]
Short-Term Debt [Line Items]
Repayment of loan	30,832,930
Leiluo Intelligent [Member]
Short-Term Debt [Line Items]
Repayment of loan	274,560
Raid Proceed [Member]
Short-Term Debt [Line Items]
Repayment of loan	$ 4,160,000